BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA (Tables)	12 Months Ended
Dec. 31, 2020
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Schedule of the list of subsidiaries included in the consolidation

		Ownership interest
		12.31.2020			12.31.2019
Taxpayer ID	Company Name	Direct	Indirect	Total	Direct	Indirect	Total
59.144.140-K	Abisa Corp S.A.	—	99.99	99.99	—	99.99	99.99
Foreign	Aconcagua Investing Ltda.	0.70	99.28	99.98	0.70	99.28	99.98
96.842.970-1	Andina Bottling Investments S.A.	99.9	0.09	99.99	99.9	0.09	99.99
96.972.760-9	Andina Bottling Investments Dos S.A.	99.9	0.09	99.99	99.9	0.09	99.99
Foreign	Andina Empaques Argentina S.A.	—	99.98	99.98	—	99.98	99.98
96.836.750-1	Andina Inversiones Societarias S.A.	99.98	0.01	99.99	99.98	0.01	99.99
76.070.406-7	Embotelladora Andina Chile S.A.	99.99	—	99.99	99.99	—	99.99
Foreign	Embotelladora del Atlántico S.A.	0.92	99.07	99.99	0.92	99.07	99.99
96.705.990-0	Envases Central S.A.	59.27	—	59.27	59.27	—	59.27
Foreign	Paraguay Refrescos S.A.	0.08	97.75	97.83	0.08	97.75	97.83
76.276.604-3	Red de Transportes Comerciales Ltda.	99.9	0.09	99.99	99.9	0.09	99.99
Foreign	Rio de Janeiro Refrescos Ltda.	—	99.99	99.99	—	99.99	99.99
78.536.950-5	Servicios Multivending Ltda.	99.9	0.09	99.99	99.9	0.09	99.99
78.861.790-9	Transportes Andina Refrescos Ltda.	99.9	0.09	99.99	99.9	0.09	99.99
96.928.520-7	Transportes Polar S.A.	99.99	—	99.99	99.99	—	99.99
76.389.720-6	Vital Aguas S.A.	66.50	—	66.50	66.50	—	66.50
93.899.000-k	Vital Jugos S.A.	15.00	50.00	65.00	15.00	50.00	65.00

Schedule of companies that have a functional currency different from the presentation currency of the parent company

Company	Functional currency
Embotelladora del Atlántico	Argentine Peso (ARS)
Embotelladora Andina	Chilean Peso (CLP)
Paraguay Refrescos	Paraguayan Guaraní (PYG)
Rio de Janeiro Refrescos	Brazil Real (BRL)

Schedule of exchange rates regarding the Chilean peso in effect at the end of each period

Exchange rates regarding the Chilean peso in effect at the end of each period are as follows:

Date	USD	BRL	ARS	PGY
12.31.2020	710.95	136.80	8.44	0.103
12.31.2019	748.74	185.76	12.50	0.116
12.31.2018	694.77	179.30	18.43	0.117

Schedule of estimated useful lives by asset category

Assets	Range in years
Buildings	15-80
Plant and equipment	5-20
Warehouse installations and accessories	10-50
Furniture and supplies	4-5
Motor vehicles	4-10
Other Property, plant and equipment	3-10
Bottles and containers	2-5

Schedule of changes in estimated useful lives

	Previous	New
Assets	year range	year range
Buildings	30-50	15-80
Plants and equipment	10-20	5-20
Fixed installations and accessories	10-30	10-50
Furniture and materials	4-5	5
Vehicles	5-7	4-10
Other property, plant and equipment	3-8	5-10
Containers and cases	2-8	2-5

Schedule of discount rates applied in annual test to the level of risk of the CGU

	Discount rates	Discount rates
	2020	2019
Argentina	28.1%	35.3%
Chile	7.2%	8.5%
Brazil	9.9%	11.4%
Paraguay	9.3%	11.5%

Schedule of New Standards, Interpretations and Amendments for annual periods beginning on or after January 1, 2020.

	Standards and Interpretations	Mandatory application date
Conceptual Framework	Revised Conceptual Framework	January 1, 2020

Schedule of amendments to IFRS that have been issued effective as of the date of these financial statements

	Amendments	Implementation date
IFRS 3	Definition of a business	January 1, 2020
IAS 1 and IAS 8	Definition of material	January 1, 2020
IFRS 9, IAS 39 and IFRS 7	Reference Interest Rate Reform	January 1, 2020
IFRS 16	COVID-19-Related Rent Concessions	January 1, 2020

Schedule of New Accounting Standards, Interpretations and Amendments with effective application for annual periods beginning on or after January 1, 2020

	Standards and Interpretations	Mandator y application date
IFRS 17	Insurance Contracts	January 1, 2023

Summary of Amendments to IFRS which have been issued and will become in effect on January 1, 2023

	Amendments	Date of application
IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform—Phase 2	January 1, 2023
IAS 1	Classification of liabilities as current or non-current	January 1, 2023
IFRS 3	Reference to the Conceptual Framework	January 1, 2022
IAS 16	Property, Plant and Equipment — Proceeds before Intended Use	January 1, 2022
IAS 37	Onerous Contracts—Cost of Fulfilling a Contract	January 1, 2022
IFRS 10 and IAS 28	Consolidated Financial Statements - sale or contribution of assets between an investor and its associate or joint venture	To be determined